Going Concern and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		70 Months Ended	79 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Net loss	$ 1,158,893	$ 338,310	$ 4,885,196	$ 844,339	$ 1,081,699	$ 898,473	$ 2,175,151	$ 7,060,347
Working capital deficit	1,282,175		1,282,175			492,581		1,282,175
Cash equivalents	0		0		0		0	0
Deposited in excess of FDIC insured limits	297,175		297,175					297,175
Cash is maintained in a foreign country	50,200		50,200					50,200
Warrants and options excluded from calculation					2,175,000
Share convertible under note agreement	13,500,000	0	13,500,000	0				13,500,000
Impairment of Mining Properties					106,000
Revenues			0
Commodity derivative in current liabilities	1,208,958		1,208,958					1,208,958
Long term liabilities	$ 1,692,542		$ 1,692,542					$ 1,692,542
Options [Member]
Warrants and options excluded from calculation						360,000
Warrant [Member]
Warrants and options excluded from calculation						1,690,000
Options [Member]
Warrants and options excluded from calculation			0	4,690,000
Warrant [Member]
Warrants and options excluded from calculation			14,015,000	2,175,000